Goodwill and Intangible Assets, Future Amortization Expense (Details)	Dec. 31, 2021 USD ($)
Future Amortization Expense [Abstract]
2022	$ 2,737,806
2023	2,561,444
2024	2,561,444
2025	2,561,444
2026	2,561,444
Thereafter	9,954,073
Net Carrying Amount	$ 22,937,655